Segmented Information - Income (loss) from discontinued operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Discontinued Operations
Revenue	$ 4,023	$ 0	$ 1,855	$ 0
Expenses
Operating expenses	(4,815)		(3,898)
Other income
Income from discontinued operations, net of taxes	471		1,011
Closed Mines services
Discontinued Operations
Revenue			6,582
Expenses
Operating expenses			(5,715)
Other income
Other income	471		144
Income from discontinued operations, net of taxes	$ 471		$ 1,011